Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	12.34%	15.67%	17.70%	(10.60%)	4.91%	7.48%